Share-Based Compensation (Details Textual) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 2009 Incentive Plan [Member] CNY	Jun. 30, 2012 2009 Incentive Plan [Member] CNY	Jun. 30, 2013 2009 Incentive Plan [Member] CNY	Jun. 30, 2012 2009 Incentive Plan [Member] CNY	Jun. 30, 2013 2004 Incentive Plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price									$ 4.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term									2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,184,769	1,184,769	1,184,769
Share-Based Compensation	$ 1,903	$ 4,180	25,652	31,754	11,681	16,321	25,652	31,754